S000090468 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (Net) (Index returns do not reflect deductions for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	21.09%	12.15%	12.00%
iShares Dynamic Equity Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.22%	10.44%	11.15%
Performance Inception Date				Jun. 01, 2017
iShares Dynamic Equity Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	19.26%	9.45%	10.24%
Performance Inception Date	[3]			Jun. 01, 2017
iShares Dynamic Equity Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.38%	7.96%	8.78%
Performance Inception Date	[3]			Jun. 01, 2017

[1]
MSCI World Index (Net) captures large- and mid-cap representation across 23 developed markets countries. With 1,352 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. For additional comparative performance information for the MSCI World Index (Net), please see the Fund’s Statement of Additional Information.

[2]
Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.

[3]
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.